Income Tax (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Income Tax (Benefit)
The composition of income tax expense (benefit) for the years ended December 31, 2025, 2024, and 2023 was as follows:

	For the year ended December 31,
(dollars in thousands)	2025	2024	2023
Current:
Federal	$4,039	$3,070	$793
State	23	—	67
Total current	4,062	3,070	860
Deferred:
Federal	1,236	1,032	(1,384)
State	—	—	—
Total deferred	1,236	1,032	(1,384)
Total income tax expense (benefit)	$5,298	$4,102	$(524)

Schedule of Applicable Income Tax Expense (Benefit)
A reconciliation between reported income tax expense and the amounts computed by applying the U.S. federal statutory income tax rate of 21% to income before income taxes is presented in the table below for the year ended December 31, 2025. State and local income taxes are primarily related to the State of Kansas, while amounts related to other jurisdictions were not significant, in the aggregate, during the reported periods.

	For the year ended December 31,
	2025
(dollars in thousands)	Amount	%
Tax at statutory federal income tax rate	$6,111	21.00%
State and local income taxes, net of federal benefit	(5)	(0.02)
Foreign tax effects	—	—
Effect of changes in tax laws or rates enacted in current period	—	—
Effect of cross-border tax laws	—	—
Tax credits	(53)	(0.18)
Changes in federal valuation allowances	—	—
Nontaxable or nondeductible items
Tax exempt income, net	(688)	(2.36)
Section 265/291 interest disallowance	375	1.29
Income on BOLI	(431)	(1.48)
Other nondeductible items	46	0.16
Changes in unrecognized tax benefits	—	—
Other, net	(57)	(0.20)
Provision for income tax expense	$5,298	18.21%

The effective tax rate differs from the U.S. federal statutory rate primarily due to tax-free revenues for the year ended December 31, 2025.
The following table presents the required disclosures prior to the Company's adoption of ASU 2023-09 and reconciles the U.S. federal statutory income tax rate to the effective tax rate for the years ended December 31, 2024 and 2023:

	For the year ended December 31,
	2024		2023
(dollars in thousands)	Amount	%	Amount	%
Income before provision for income tax (benefit)	$22,358		$432
Tax at statutory federal income tax rate	4,695	21.00	91	21.00
Tax-exempt income, net	(567)	(2.54)	(509)	(117.88)
State income tax expense, net of federal tax expense	—	—	53	12.25
Other, net	(26)	(0.11)	(159)	(36.86)
Provision for income tax expense (benefit)	$4,102	18.35%	$(524)	(121.49)%

Schedule of Income Taxes Paid for Taxes
The Company adopted ASU 2023-09 on a prospective basis for the year ended December 31, 2025, and has included the following table as a result of the adoption, which presents income taxes paid (net of refunds received) for the year ended December 31, 2025:

For the year ended December 31,
(dollars in thousands)	2025
Federal	$3,192
State and local taxes	14
Total	$3,206
The following table summarizes the income taxes paid for the years ended December 31, 2024 and 2023:

	For the year ended December 31,
(dollars in thousands)	2024	2023
Cash paid during the year for:
Income taxes	$2,596	$1,925

Schedule of Deferred Tax Assets and Deferred Tax Liabilities	The components of deferred tax assets and deferred tax liabilities at December 31, 2025 and 2024 were as follows:

	December 31,
(dollars in thousands)	2025	2024
Deferred tax assets:
Allowance for loan losses	$4,123	$4,589
Securities	4,344	6,428
Other real estate owned	—	421
Deferred loan fees	524	450
Lease liability	816	352
Accrued / deferred compensation	560	763
Other	508	497
Total deferred tax assets	10,875	13,500
Deferred tax liabilities:
Premises and equipment	413	515
Deferred loan costs	374	395
Pension	2,949	2,424
Right-of-use asset	773	343
Prepaid expenses	341	233
Other	79	61
Total deferred tax liabilities	4,929	3,971
Net deferred tax assets	$5,946	$9,529